Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Goldman Sachs Fundamental Equity Growth Funds
Class A, Class C, Institutional, Service, Investor, Class R, Class R6 and Class P Shares
of the
Goldman Sachs Growth Opportunities Fund
(the “Fund”)
Supplement dated February 11, 2022 to the
Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”),
each dated December 29, 2021, as supplemented to date
The Board of Trustees of the Goldman Sachs Trust has recently approved changes to the Fund’s name and principal investment strategy. These changes are not expected to materially affect the Fund’s current portfolio holdings. These changes will become effective after the close of business on April 13, 2022.
The Fund’s name will change to the “Goldman Sachs Mid Cap Growth Fund.”
Accordingly, on April 13, 2022, the Fund’s Prospectuses, Summary Prospectuses and SAI are revised as follows:
All references in the Prospectuses, Summary Prospectuses and SAI to the “Goldman Sachs Growth Opportunities Fund” are replaced with the “Goldman Sachs Mid Cap Growth Fund.”
The following replaces in its entirety the first paragraph of the “Goldman Sachs Growth Opportunities Fund—Summary—Principal Strategy” section of the Prospectuses and “Principal Strategy” section of the Summary Prospectuses:
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in mid‑cap issuers. Mid‑cap issuers are issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalizations of companies constituting the Russell Midcap® Growth Index at the time of investment. As of December 31, 2021, the capitalization range of the companies in the Russell Midcap® Growth Index was between $0.43 billion and $58.76 billion. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 25% of its Total Assets in foreign securities, including securities of issuers in countries with emerging markets or economies ( “emerging countries”) and securities quoted in foreign currencies. The Fund may also invest in privately held companies and companies that only recently began to trade publicly.

Goldman Sachs Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Goldman Sachs Fundamental Equity Growth Funds
Class A, Class C, Institutional, Service, Investor, Class R, Class R6 and Class P Shares
of the
Goldman Sachs Growth Opportunities Fund
(the “Fund”)
Supplement dated February 11, 2022 to the
Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”),
each dated December 29, 2021, as supplemented to date
The Board of Trustees of the Goldman Sachs Trust has recently approved changes to the Fund’s name and principal investment strategy. These changes are not expected to materially affect the Fund’s current portfolio holdings. These changes will become effective after the close of business on April 13, 2022.
The Fund’s name will change to the “Goldman Sachs Mid Cap Growth Fund.”
Accordingly, on April 13, 2022, the Fund’s Prospectuses, Summary Prospectuses and SAI are revised as follows:
All references in the Prospectuses, Summary Prospectuses and SAI to the “Goldman Sachs Growth Opportunities Fund” are replaced with the “Goldman Sachs Mid Cap Growth Fund.”
The following replaces in its entirety the first paragraph of the “Goldman Sachs Growth Opportunities Fund—Summary—Principal Strategy” section of the Prospectuses and “Principal Strategy” section of the Summary Prospectuses:
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in mid‑cap issuers. Mid‑cap issuers are issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalizations of companies constituting the Russell Midcap® Growth Index at the time of investment. As of December 31, 2021, the capitalization range of the companies in the Russell Midcap® Growth Index was between $0.43 billion and $58.76 billion. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 25% of its Total Assets in foreign securities, including securities of issuers in countries with emerging markets or economies ( “emerging countries”) and securities quoted in foreign currencies. The Fund may also invest in privately held companies and companies that only recently began to trade publicly.